Debt Obligations - Components of obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019
Line of Credit Facility [Line Items]
Outstanding face amount/Carrying value	$ 20,613		$ 14,625
Revolving Credit Facility
Line of Credit Facility [Line Items]
Outstanding face amount/Carrying value	20,613	$ 20,613	$ 14,625	$ 11,811
Maximum facility size	$ 30,000				$ 15,000
Weighted average funding cost	5.10%
Weighted average life	1 year 3 months 18 days